Material Accounting Policy Information (Details)	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 USD ($) USD	Jun. 30, 2024 USD ($) AUD	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	[1]
Material Accounting Policy Information [Abstract]
Percentage of denominated transactions		90.00%
Exchange rate			1	1.518
Net loss	$ (1,653,875)				$ (1,451,217)
Accumulated losses	$ (24,034,919)	$ (24,034,919)	$ (24,034,919)	$ (24,034,919)		$ (22,381,044)

[1]	Restated throughout for presentation in US Dollars. See note 1 for further details.